Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Summary of fair value of derivative instruments
Derivative asset, Fair value	$ 3,285		$ 2,333
Derivative liability, Fair value	2,908		2,410
Accrued Interest [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	243		196
Derivative liability, Fair value	244		227
Designated as Hedging Instrument [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	29		1
Derivative asset, Notional amount	381		6
Derivative liability, Fair value	9		26
Derivative liability, Notional amount	176		345
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	2,602		1,787
Derivative asset, Notional amount	32,829		26,156
Derivative liability, Fair value	2,611		2,100
Derivative liability, Notional amount	32,756		29,715
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	411		343
Derivative asset, Notional amount	5,990		6,556
Not Designated as Hedging Instrument [Member] | Total Return Swap [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value			6
Derivative asset, Notional amount			1,101
Derivative liability, Fair value	41		52
Derivative liability, Notional amount	2,808		1,183
Not Designated as Hedging Instrument [Member] | Other Derivative Contracts [Member]
Summary of fair value of derivative instruments
Derivative liability, Fair value	3		5
Derivative liability, Notional amount	2		2
Other Assets Liabilities [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	3,042	[1]	2,137	[1]
Derivative asset, Notional amount	39,200	[1]	33,819	[1]
Derivative liability, Fair value	2,664	[1]	2,183	[1]
Derivative liability, Notional amount	$ 35,742	[1]	$ 31,245	[1]

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.